Label	Element	Value
PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 26, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement only applies to the PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund).  The changes below are effective as of the date of this supplement.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Disclosure Changes to the Fund Summary and the Additional Information About Principal
Investment Strategies and Principal Risks sections

In the Principal Investment Strategies subsection, the second, third and fourth sentences of the first paragraph are deleted and replaced with the following:

The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization which was within the range of the Fund’s current benchmark index, the Russell 2000 Growth Index, over the last 13 months at the time of purchase.  For the 13 months ending March 31, 2020, the market capitalization range of the Russell 2000 Growth Index was approximately $3.6 million to $12.2 billion.  As of March 31, 2020, the weighted average market capitalization of the Fund was approximately $4.1 billion.